INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
INCOME TAXES
Federal net operating loss carry forwards	$ 13,544,358	$ 11,786,575
Federal tax rate	21.00%